Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	$ 2,131	$ 1,382
Additions	55	902
Depreciation expense - continuing operations	(1)
Depreciation expense - discontinued operations	(170)
Reduction due to discontinued operations	(2,016)
Impairment
Foreign exchange movements	27	129
Balance at the end of the period	26	2,131
Disposals		(2)
Depreciation expense		(280)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	501	563
Additions	4
Depreciation expense - discontinued operations	(50)
Reduction due to discontinued operations	(457)
Impairment
Foreign exchange movements	6	34
Balance at the end of the period	4	501
Disposals
Depreciation expense		(96)
Plant Furniture Fittings And Motor Vehicles [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	1,630	819
Additions	51	902
Depreciation expense - continuing operations	(1)
Depreciation expense - discontinued operations	(120)
Reduction due to discontinued operations	(1,559)
Impairment
Foreign exchange movements	21	95
Balance at the end of the period	$ 22	1,630
Disposals		(2)
Depreciation expense		$ (184)